UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: December 31,2011

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 58
Form 13F Information Table Value $121,163,059



					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Aaron's Inc.	COM		002535300		1619		60675		SH		Sole		0		0	0	0		1
Affiliated Mgrs Group	COM		008252108		1316		13715		SH		Sole		0		0	0	0		2
Alliance Data Systems 	COM		018581108		3803		36620		SH		Sole		0		0	0	0		3
Amazon.Com, Inc	COM		023135106		2970		17155		SH		Sole		0		0	0	0		4
American Tower Corp Cl A	COM		029912201		2091		34850		SH		Sole		0		0	0	0		5
Apple Computer	COM		037833100		8000		19752		SH		Sole		0		0	0	0		6
Ashland Inc.	COM		044209104		1785		31225		SH		Sole		0		0	0	0		7
Babcock & Wilcox	COM		05615F102		1307		54125		SH		Sole		0		0	0	0		8
Baidu	COM		056752108		3351		28770		SH		Sole		0		0	0	0		9
Bed Bath & Beyond	COM		075896100		3052		52650		SH		Sole		0		0	0	0		10
BP Plc Adr	COM		055622104		483		11297		SH		Sole		0		0	0	0		11
Caterpillar Inc.	COM		149123101		2954		32610		SH		Sole		0		0	0	0		12
Celgene Corp.	COM		151020104		1845		27300		SH		Sole		0		0	0	0		13
ChevronTexaco Corp	COM		166764100		3065		28810		SH		Sole		0		0	0	0		14
Cinemark Holdings Inc	COM		17243V102		2260		122225		SH		Sole		0		0	0	0		15
Cliffs Natural Resources Inc.	COM		18683K101		1307		20960		SH		Sole		0		0	0	0		16
Coach Inc.	COM		189754104		3922		64255		SH		Sole		0		0	0	0		17
CSX Corp	COM		126408103		1208		57375		SH		Sole		0		0	0	0		18
Destination Maternity Corp.	COM		25065d100		587		35100		SH		Sole		0		0	0	0		19
Discovery Comm Inc. Cl A	COM		25470F104		1283		31327		SH		Sole		0		0	0	0		20
Dollar Tree	COM		256746108		3759		45235		SH		Sole		0		0	0	0		21
EBAY Inc	COM		278642103		1198		39500		SH		Sole		0		0	0	0		22
Expedia	COM		30212P105		301		10375		SH		Sole		0		0	0	0		23
Exxon Mobil Corporation	COM		30231G102		412		4864		SH		Sole		0		0	0	0		24
Ford Motor Co.	COM		345370860		2398		222877		SH		Sole		0		0	0	0		25
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		1285		34934		SH		Sole		0		0	0	0		26
General Electric	COM		369604103		3333		186083		SH		Sole		0		0	0	0		27
General Motors	COM		37045V100		319		15750		SH		Sole		0		0	0	0		28
Google Inc.	COM		38259P508		4132		6398		SH		Sole		0		0	0	0		29
IHS Inc.	COM		451734107		894		10375		SH		Sole		0		0	0	0		30
Illumina Inc.	COM		452327109		2245		73649		SH		Sole		0		0	0	0		31
Intel Corp	COM		458140100		2648		109205		SH		Sole		0		0	0	0		32
IPC The Hospitalist Company	COM		44984A105		4105		89775		SH		Sole		0		0	0	0		33
Jabil Circuits	COM		466313103		1219		62025		SH		Sole		0		0	0	0		34
Johnson Controls Inc.	COM		478366107		771		24675		SH		Sole		0		0	0	0		35
JP Morgan Chase & Co.	COM		46625H100		724		21783		SH		Sole		0		0	0	0		36
Kirby Corp	COM		497266106		590		8960		SH		Sole		0		0	0	0		37
Kohls Corp Wisc Pv	COM		500255104		2458		49800		SH		Sole		0		0	0	0		38
Laboratory Corp. of American Hldg	COM		50540r409		574		6675		SH		Sole		0		0	0	0		39
Macy's Inc.	COM		55616p104 		2950		91675		SH		Sole		0		0	0	0		40
Mc Dermott Intl Inc	COM		580037109		867		75345		SH		Sole		0		0	0	0		41
Mcgraw Hill Co.	COM		580645109		277		6149		SH		Sole		0		0	0	0		42
Microsoft	COM		594918104		1471		56678		SH		Sole		0		0	0	0		43
National Oilwell Varco Inc.	COM		637071101		2290		33680		SH		Sole		0		0	0	0		44
Netflix Inc.	COM		64110l106		465		6718		SH		Sole		0		0	0	0		45
Nuance Communications Inc	COM		669967101		2468		98100		SH		Sole		0		0	0	0		46
Oracle Corp.	COM		68389X105		4061		158331		SH		Sole		0		0	0	0		47
Perrigo Co.	COM		714290103		1671		17170		SH		Sole		0		0	0	0		48
Polycom Inc.	COM		73172K104		1274		78130		SH		Sole		0		0	0	0		49
Polypore International 	COM		73179V103		4670		106150		SH		Sole		0		0	0	0		50
Potash Corp.	COM		73755L107		2135		51725		SH		Sole		0		0	0	0		51
Royal Dutch Shell PLC-ADR A	COM		780259206		420		5742		SH		Sole		0		0	0	0		52
Starbucks Corp	COM		855244109		769		16713		SH		Sole		0		0	0	0		53
Teva Pharmaceutical Inds ADR	COM		881624209		2634		65260		SH		Sole		0		0	0	0		54
Thermo Fisher Scientific	COM		883556102		2133		47426		SH		Sole		0		0	0	0		55
United Technologies	COM		913017109		3565		48775		SH		Sole		0		0	0	0		56
US Oil Fund	COM		91232N108		269		7050		SH		Sole		0		0	0	0		57
Visa Inc.	COM		92826c839		5201		51224		SH		Sole		0		0	0	0		58